Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Comprehensive Income [Abstract]
Other Comprehensive Income
Details of other comprehensive income (loss) are as follows:

Table 89: Other Comprehensive Income

In millions	2016	2015	2014
Net unrealized gains (losses) on non-OTTI securities
Increase in net unrealized gains (losses) on non-OTTI securities	$(329)	$(494)	$410
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income	24	27	31
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income	16	48	4
Net increase (decrease), pre-tax	(369)	(569)	375
Effect of income taxes	135	208	(137)
Net increase (decrease), after-tax	(234)	(361)	238

Net unrealized gains (losses) on OTTI securities
Increase in net unrealized gains (losses) on OTTI securities	61	(17)	68
Less: OTTI losses realized on securities reclassified to noninterest income	(2)	(4)	(11)
Net increase (decrease), pre-tax	63	(13)	79
Effect of income taxes	(23)	5	(29)
Net increase (decrease), after-tax	40	(8)	50

Net unrealized gains (losses) on cash flow hedge derivatives
Increase in net unrealized gains (losses) on cash flow hedge derivatives	100	415	431
Less: Net gains (losses) realized as a yield adjustment reclassified to loan interest income	219	270	251
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income	34	23	12
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income		(5)
Net increase (decrease), pre-tax	(153)	127	168
Effect of income taxes	56	(47)	(61)
Net increase (decrease), after-tax	(97)	80	107

Pension and other postretirement benefit plan adjustments
Net pension and other postretirement benefit activity	(41)	(82)	(440)
Amortization of actuarial loss (gain) reclassified to other noninterest expense	50	38	4
Amortization of prior service cost (credit) reclassified to other noninterest expense	(8)	(10)	(10)
Net increase (decrease), pre-tax	1	(54)	(446)
Effect of income taxes		20	163
Net increase (decrease), after-tax	1	(34)	(283)

Other
PNC's portion of BlackRock's OCI	(63)	(39)	(36)
Net investment hedge derivatives	186	60	54
Foreign currency translation adjustments	(182)	(63)	(57)
Net increase (decrease), pre-tax	(59)	(42)	(39)
Effect of income taxes	(46)	(8)	(6)
Net increase (decrease), after-tax	(105)	(50)	(45)

Total other comprehensive income, pre-tax	(517)	(551)	137
Total other comprehensive income, tax effect	122	178	(70)
Total other comprehensive income, after-tax	$(395)	$(373)	$67

Accumulated Other Comprehensive Income (Loss) Components
Table 90: Accumulated Other Comprehensive Income (Loss) Components

In millions, after-tax	Net unrealized gains (losses) on non-OTTI securities	Net unrealized gains (losses) on OTTI securities	Net unrealized gains (losses) on cash flow hedge derivatives	Pension and other postretirement benefit plan adjustments	Other	Total
Balance at December 31, 2013	$409	$24	$243	$(237)	$(3)	$436
Net activity	238	50	107	(283)	(45)	67
Balance at December 31, 2014	$647	$74	$350	$(520)	$(48)	$503
Net activity	(361)	(8)	80	(34)	(50)	(373)
Balance at December 31, 2015	$286	$66	$430	$(554)	$(98)	$130
Net Activity	(234)	40	(97)	1	(105)	(395)
Balance at December 31, 2016	$52	$106	$333	$(553)	$(203)	$(265)